SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                         FORM N-1A
                                             File No. 333-38801
                                              File No. 811-8457

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

     Pre-Effective Amendment No.
     Post-Effective Amendment No.  7                        X

                              AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                 X

     Amendment No.  8                                       X

                    DELAWARE GROUP FOUNDATION FUNDS
          (Exact Name of Registrant as Specified in Charter)

      1818 Market Street, Philadelphia, Pennsylvania  19103
         (Address of Principal Executive Offices)   (Zip Code)

Registrant's Telephone Number,
including Area Code:                         (215) 255-2923

                    George M. Chamberlain, Jr.
                    1818 Market Street
                    Philadelphia, PA 19103

               (Name and Address of Agent for Service)

Approximate Date of Public Offering:                         March 1, 1999

It is proposed that this filing will become effective:

     [ ]  immediately upon filing pursuant to paragraph (b)
     [x]  on March 1, 1999 pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  on (date) pursuant to paragraph (a)(1)
     [ ]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  on (date)pursuant to paragraph (a)(2) of Rule
          485
                   Title of Securities Being Registered
The securities being registered is a separate series of shares of beneficial interest of Delaware Group Foundation Funds, a Delaware business trust, as follows:

                      The Asset Allocation Portfolio
                    ---   C O N T E N T S   ---

     This Post-Effective Amendment No. 7 to Registration File
No. 333-38801 includes the following:


     1.   Facing Page

     2.   Contents Page

     3.   Cross-Reference Sheets

     4.   Part A - Prospectuses(1)

     5.   Part B - Statement of Additional Information(1)

     6.   Part C - Other Information

     7.   Signatures


(1) The Asset Allocation Portfolio's Prospectus and Statement of Additional Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 26 to the Registration Statement of Delaware Pooled Trust, Inc. filed on March 1, 1999.

























                       CROSS-REFERENCE SHEET

                              PART A

                                  Location in Prospectus
Item No.   Description             The Asset Allocation Portfolio

1 Front and Back Cover Pages   Same

2 Risk/Return Summary;         Risk Return Summary; Invest-
  Investments, Risks and       ments, Risks and Performance
  Performances

3 Risk/Return Summary;         Risk Return Summary; Invest-
  Fee Table                         ments, Risks and
                               Performance

4 Investment Objectives;       Fund Profiles;
  Principal Investment         Additional Investment
  Strategies and               Information; Risk Factors
  Related Risks

5 Management's Discussion           N/A
  of Performance

6 Management, Organization     Management of
  and Capital Structure        the Fund

7 Shareholder Information      How to Purchase
                               Shares; Redemption of
                               Shares; Dividends and Capital
                               Gains Distributions, Taxes,
                               Valuation of Shares,
                               Shareholder Services

8 Distribution Arrangements    How to Purchase Shares

9 Financial Highlights         Financial
  Information                  Highlights










                      CROSS-REFERENCE SHEET
                            PART B

                                         Location in Statement
Item No. Description                     of Additional Information

10         Cover Page and
           Table of Contents             Same

11         Fund History                  Fund History

12         Description of the Fund and   Investment Policies,
           Its Investments and Risks     Portfolio Techniques and
                                         Risk Considerations

13         Management of the Fund        Officers and Directors;
                                         Purchasing Shares

14         Control Persons and           Officers and Directors
           Principal Holders of
           Securities

15         Investment Advisory and       Officers and Directors;
           Other Services                Purchasing Shares; Purchasing
                                         Shares; Investment
                                         Management Agreements;
                                         General Information;
                                         Financial Statements

16         Brokerage Allocation and      Trading Practices and
           Other Practices               Brokerage

17         Capital Stock and             Capitalization and
           Other Securities              Noncumulative Voting
                                         (under General Information)

18         Purchase, Redemption and      Purchasing Shares;
           Pricing of Shares             Redemption and Exchange;
                                         Determining Offering Price
                                         and Net Asset Value;

19         Taxation of the Fund          Accounting and Tax Issues;
                                         Taxes

20         Underwriters                  Purchasing Shares

21         Calculation of Performance    Performance Information
           Data

22         Financial Statements          Financial Statements

                               PART C

Item No.   Description              Location in Part C

23              Exhibits                 Item 23

24              Persons Controlled by    Item 24
                or under Common
                Control with Registrant

25              Indemnification          Item 25

26              Business and Other       Item 26
                Connections of
                Investment Adviser

27              Principal Underwriters   Item 27

28              Location of Accounts     Item 28
                and Records

29              Management Services      Item 29

30              Undertakings             Item 30



























                                    PART C

                               Other Information


Item 23.   Exhibits

                (a)  Declaration of Trust.

                     (1) Declaration of Trust incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                (b)  By-Laws.

                     (1) By-Laws incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                (c)  Copies of All Instruments Defining the Rights of
                     Holders.

                     (1) Declaration of Trust. Declaration of Trust (October 1997) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                     (2) By-Laws. By-Laws incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                (d)  Asset Allocation Agreement.

                     (1)  Executed Asset Allocation Agreement
                          (December 18, 1997) between Delaware
                          Management Company, Inc. and the Registrant on behalf of the Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                     (2)  Executed Asset Allocation Agreement
                          (December 18, 1997) between Delaware
                          Management Company, Inc. and the Registrant on behalf of the Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                     (3)  Executed Asset Allocation Agreement
                          (December 18, 1997) between Delaware
                          Management Company, Inc. and the Registrant on behalf of the Income Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                     (4) Form of Asset Allocation Agreement (1998) between Delaware Management Company and the Registrant on behalf of The Asset Allocation Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 2 filed on June 17, 1998.

                (e)  (1)  Distribution Agreement.  Executed
                          Distribution Agreement (December 18, 1997) between Delaware Distributors, L.P. and the Registrant on behalf of the Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                     (2) Executed Distribution Agreement (December 18, 1997) between Delaware Distributors, L.P. and the Registrant on behalf of the Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                     (3)  Executed Distribution Agreement
                          (December 18, 1997) between Delaware
                          Distributors, L.P. and the Registrant on behalf of the Income Portfolio incorporated into this filing by reference to Pre-
                          Effective Amendment No. 1 filed on
                          December 30, 1997.

                     (4)  Form of Distribution Agreement (1998)
                          between Delaware Distributors, L.P. and the Registrant on behalf of The Asset Allocation Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 2 filed on June 17, 1998.

                     (5) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                     (6) Dealer's Agreement. Dealer's Agreement (as amended November 1995)(Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                     (7)  Mutual Fund Agreement for the Delaware
                          Group of Funds (as amended November 1995)
                          (Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                (f)  Bonus, Profit Sharing, Pension Contracts.

                     (1) Amended and Restated Profit Sharing Plan (November 17, 1994) (Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                     (2)  Amendment to Profit Sharing Plan
                          (December 21, 1995) (Module) incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                (g)  Custodian Agreement.

                     (1) Custodian Agreement (Module) with The Chase Manhattan Bank incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                          (i)  Letter  to add the Income Portfolio,
                               the Balanced Portfolio and the Growth
                               Portfolio to the Custodian Agreement
                               with The Chase Manhattan Bank
                               incorporated into this filing by
                               reference to Post-Effective Amendment
                               No. 4 filed on November 30, 1998.

                          (ii) Form of Letter to add The Asset
                               Allocation Portfolio to the Custodian
                               Agreement with The Chase Manhattan
                               Bank incorporated into this filing by
                               reference to Post-Effective Amendment
                               No. 2 filed on June 17, 1998.

                (h)  Other Material Contracts.

                     (1) Executed Shareholders Services Agreement (December 18, 1997) between Delaware Service Company, Inc. and the Registrant on behalf of the Income Portfolio, Balanced Portfolio and Growth Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on
                          December 30, 1997.

                     (2)  Form of Shareholder Services Agreement
                          (1998) between Delaware Service Company,
                          Inc. and the Registrant on behalf of The
                          Asset Allocation Portfolio incorporated
                          into this filing by reference to Post-
                          Effective Amendment No. 2 filed on
                          June 17, 1998.

                     (3) Executed Fund Accounting Agreement (Module) (August 19, 1996) with Delaware Service Company, Inc. incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                          (i)  Executed Amendment No. 11 to Delaware
                               Group of Funds Fund Accounting
                               Agreement incorporated by referenced to
                               Post-Effective Amendment No. 6 filed on
                               January 21, 1999.

                          (i)  Executed Amendment No. 12 to Delaware
                               Group of Funds Fund Accounting
                               Agreement incorporated by referenced to
                               Post-Effective Amendment No. 6 filed on
                               January 21, 1999.

                         (iii) Executed Amendment No. 13 to Delaware
                               Group of Funds Fund Accounting
                               Agreement incorporated by referenced to
                               Post-Effective Amendment No. 6 filed on
                               January 21, 1999.

                          (iv) Form of Amendment No. 14 to Delaware
                               Group of Funds Fund Accounting
                               Agreement incorporated by referenced to
                               Post-Effective Amendment No. 6 filed on
                               January 21, 1999.

                (i) Opinion of Counsel. Incorporated into this filing by reference to Post Effective Amendment No. 4 filed November 30, 1998.

                (j)  Consent of Auditors.  Inapplicable.

                (k)  Inapplicable.

                     (l) Subscription Agreement. Incorporated into this filing by reference to Post-Effective Amendment No. 2 filed January 21, 1998.

                (m)  Plans under Rule 12b-1.

                     (1) Executed Plan under Rule 12b-1 for Class A of Balanced Portfolio incorporated into this filing by reference to Pre-Effective
                          Amendment No. 1 filed on December 30, 1997.

                     (2) Executed Plan under Rule 12b-1 for Class B of Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                     (3) Executed Plan under Rule 12b-1 for Class C of Balanced Portfolio incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                     (4) Executed Plan under Rule 12b-1 for Class A of Growth Portfolio incorporated into this filing by reference to Pre-Effective
                          Amendment No. 1 filed on December 30, 1997.

                     (5) Executed Plan under Rule 12b-1 for Class B of Growth Portfolio incorporated into this filing by reference to Pre-Effective
                          Amendment No. 1 filed on December 30, 1997.

                     (6) Executed Plan under Rule 12b-1 for Class C of Growth Portfolio incorporated into this filing by reference to Pre-Effective
                          Amendment No. 1 filed on December 30, 1997.

                     (7) Executed Plan under Rule 12b-1 for Class A of Income Portfolio incorporated into this filing by reference to Pre-Effective
                          Amendment No. 1 filed on December 30, 1997.

                     (8) Executed Plan under Rule 12b-1 for Class B of Income Portfolio incorporated into this filing by reference to Pre-Effective
                          Amendment No. 1 filed on December 30, 1997.

                     (9) Executed Plan under Rule 12b-1 for Class C of Income Portfolio incorporated into this filing by reference to Pre-Effective
                          Amendment No. 1 filed on December 30, 1997.


                (n)  Financial Data Schedules.  Inapplicable.

                (o) Plan Under Rule 18f-3. Incorporated into this filing by reference to the initial registration statement on Form N-1A filed on October 24, 1997.

                     (1) Amended Appendix A to Plan under Rule 18f-3 incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on December 30, 1997.

                (p)  Other:    Trustees' Power of Attorney.
                     Incorporated into this filing by reference to Post-Effective Amendment No. 2 filed on June 17, 1998.

Item 24.   Persons Controlled by or under Common Control with
                Registrant.  None.

Item 25.   Indemnification. Incorporated into this filing by
                reference to the initial registration statement on Form N-1A filed on October 24, 1997.

Items 26 and 27 are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 26 to the Registration Statement of Delaware Pooled Trust, Inc. filed
March 1, 1999.

Item 28.   Location of Accounts and Records.

           All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA
19103 or One Commerce Square, Philadelphia, PA 19103.

Item 29.   Management Services.  None.

Item 30.   Undertakings.

            (a)   Not Applicable.

            (b)   Not Applicable.

            (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

            (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.






                        SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 18th day of February, 1999.

                             DELAWARE GROUP FOUNDATION FUNDS


                             By/s/Jeffrey J. Nick
                                  Jeffrey J. Nick
                                  Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


        Signature                        Title                          Date

/s/Jeffrey J. Nick              President/Chief Executive    February 18, 1999
Jeffrey J. Nick                 Officer/Chairman of the
                                Board and Trustee

/s/David K. Downes              Executive Vice President/    February 18, 1999
David K. Downes                 Chief Operating Officer/
                                Chief Financial Officer
                                (Principal Financial
                                Officer and Principal
                                Accounting Officer)


/s/Walter P. Babich     *       Trustee                    February 18, 1999
Walter P. Babich

/s/John H. Durham       *
John H. Durham                  Trustee                   February 18, 1999


/s/Anthony D. Knerr     *       Trustee                   February 18, 1999
Anthony D. Knerr

/s/Ann R. Leven         *       Trustee                   February 18, 1999
Ann R. Leven

/s/W. Thacher Longstreth*       Trustee                   February 18, 1999
W. Thacher Longstreth

/s/ Thomas F. Madison   *       Trustee                   February 18, 1999
Thomas F. Madison

/s/Wayne A. Stork       *       Trustee                   February 18, 1999
Wayne A. Stork

/s/Charles E. Peck      *       Trustee                   February 18, 1999
Charles E. Peck

                            *By  /s/Jeffrey J. Nick
                                 Jeffrey J. Nick
                           as Attorney-in-Fact for each
                             of the persons indicated